Financial Instruments and Other Derivative Contracts - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Increase in interest rate risk	1.00%
Decrease in income before taxation	$ 174
Foreign exchange risk management	10.00%
Percentage of value at risk statistical assessment	95.00%
Net (losses) gains on derivative contracts excluding realized commodity contracts, before tax	$ (1,321)	$ 414	$ 4,107
Losses recognized in other comprehensive income		411	537
Unrealized net gain (losses) related to assets and liabilities	39	333
Interest Rate and Currency Derivatives [Member] | Derivative Carrying Amount [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Liability of derivative contracts, net of accrued interest	$ 826	3,472
Debt and Currency Swaps [Member] | Derivative Carrying Amount [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Liability of derivative contracts, net of accrued interest		5,381
Other Contracts [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Embedded derivative expiry term	2018-2025
Projected decrease in gas price	10.00%
Increase in income before taxation	$ 30	33
Commodity Price Risk [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Net gains or (losses) for ineffectiveness recognized in income	(29)	0	$ 1
Commodity Derivatives [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Net liability carrying amount of commodity derivative contracts	620	115
Trade Payables [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Carrying amount of collateral held	282	173
Trade Receivables [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Carrying amount of financial assets pledged as collateral for liabilities or contingent liabilities	$ 1,890	1,815
Floating Interest Rate [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Decrease in income before taxation		$ 210